Royalty, Stream and Other Interests - Gualcamayo Gold Royalty (Details) $ in Millions	Dec. 31, 2021 USD ($) oz
Disclosure of detailed information about property, plant and equipment [line items]
Perpetual net smelter return royalty, percentage	1.50%
Gualcamayo Gold Royalty
Disclosure of detailed information about property, plant and equipment [line items]
Net smelter return royalty, percentage	2.00%
Gold production, excluded from net smelter return royalty percentage | oz	396,000
Gold royalty agreement, cap price	$ 50
Gold production, receivable upon commencement of commercial production	$ 30